Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Accrued operating expenses	8,301	9,868	1,549
Content acquisition costs	6,734	8,326	1,307
Accrued payroll and welfare	3,508	4,541	713
Tax payable	3,779	4,430	695
Traffic acquisition costs	2,467	2,705	424
Accruals for purchases of fixed assets	1,270	2,240	352
Bandwidth costs	1,985	2,220	348
Payable for investments	3,466	804	126
Funds collected on behalf of service providers	523	558	88
Interest payable	487	538	84
Payable to merchants	307	339	53
Users’ and third party agents’ deposits	268	383	60
Payables for purchasing inventory	480	1,307	205
Others	3,141	3,125	490

	36,716	41,384	6,494